Fair Value of Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Financial Assets
Cash and balances with central banks		€ 118,971	€ 53,202	€ 52,171
Loans and advances to banks		30,664	35,136
Financial assets at fair value through profit or loss
- Trading assets		53,781	49,254
- Non-trading derivatives		2,488	2,257
- Assets mandatorily at fair value through profit or loss		51,142	41,600
- Assets designated as at fair value through profit or loss		3,700	3,076
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		38,993	34,468
Securities at amortised cost 4		51,085	46,108
Loans and advances to customers		612,387	608,029
Other assets	[1]	8,381	5,854
Total		971,591	878,985
Financial liabilities
Deposits from banks		78,649	34,826
Customer deposits		605,633	574,355
Financial liabilities at fair value through profit or loss
- Trading liabilities		35,745	28,042
- non-tradingderivatives		2,435	2,215
- designated at fair value through profit or loss		52,461	47,684
Other liabilities	[2]	12,115	9,776
Debt securities in issue		121,138	118,528
Subordinated loans		16,697	16,588		€ 13,724
Total		924,875	832,014
Equity securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		1,998	2,306
Debt securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		35,650	30,483
Securities at amortised cost 4		51,085	46,108
Total		97,230	85,914
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		1,345	1,680
Estimated fair value [member]
Financial Assets
Cash and balances with central banks		118,971	53,202
Loans and advances to banks		30,671	35,133
Financial assets at fair value through profit or loss
- Trading assets		53,781	49,254
- Non-trading derivatives		2,488	2,257
- Assets mandatorily at fair value through profit or loss		51,142	41,600
- Assets designated as at fair value through profit or loss		3,700	3,076
Financial assets at fair value through other comprehensive income [abstract]
Loans and advances to customers		626,983	621,194
Other assets	[1]	8,381	5,854
Total		987,257	892,966
Financial liabilities
Deposits from banks		78,531	35,086
Customer deposits		606,363	575,055
Financial liabilities at fair value through profit or loss
- Trading liabilities		35,745	28,042
- non-tradingderivatives		2,435	2,215
- designated at fair value through profit or loss		52,461	47,684
Other liabilities	[2]	12,115	9,776
Debt securities in issue		120,907	118,844
Subordinated loans		16,250	17,253
Total		924,807	833,956
Estimated fair value [member] | Equity securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		1,998	2,306
Estimated fair value [member] | Debt securities [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		35,650	30,483
Securities at amortised cost 4		52,147	46,928
Estimated fair value [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		€ 1,345	€ 1,680

[1]	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.
[2]

Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions, other taxation, social security contributions and lease liabilities.